Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Other Financial Liabilities
Other financial liabilities consist of the following:

	Yen in millions
	March 31,
	2023	2024
Financial liabilities measured at amortized cost
Deposits received	1,015,094	1,205,723
Other	454,756	558,039
Financial liabilities measured at fair value through profit or loss
Derivatives	456,257	432,189

Total	1,926,107	2,195,951

Current liabilities	1,392,397	1,700,137
Non-current liabilities	533,710	495,814

Total	1,926,107	2,195,951